Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Leadership Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.9%
COMMUNICATION SERVICES: 5.9%
Auto Trader Group PLC	17,674	$110,775
CenturyLink, Inc. (a)	18,689	233,239
Deutsche Telekom AG	63,393	1,063,291
Elisa OYJ	2,706	139,507
Iliad SA	504	47,336
Omnicom Group, Inc. (a)	4,270	334,341
Orange SA	37,946	593,929
ProSiebenSat.1 Media SE	3,588	49,432
Proximus SADP	2,894	85,992
Publicis Groupe SA	9,441	464,546
REA Group, Ltd.	1,003	73,327
Singapore Press Holdings, Ltd.	30,800	46,383
Singapore Telecommunications, Ltd.	155,300	348,580
Spark New Zealand, Ltd.	34,923	96,460
Take-Two Interactive Software, Inc. (b)	2,194	274,996
Tele2 AB, Class B	9,498	141,258
Telefonica Deutschland Holding AG	16,973	47,322
Telenet Group Holding NV	882	41,621
Telenor ASA	13,994	280,774
Telia Company AB	52,043	232,814
Telstra Corp., Ltd.	80,764	191,448
Twitter, Inc. (b)	28,829	1,187,755
Ubisoft Entertainment SA (b)	1,620	116,787
Verizon Communications, Inc.	78,696	4,750,091
Viacom, Inc., Class B	317,606	7,632,072
Vodafone Group PLC	508,268	1,012,625
Walt Disney Co., The	34,329	4,473,755
Zayo Group Holdings, Inc. (b)	4,560	154,584
		24,225,040

CONSUMER DISCRETIONARY: 12.8%
Accor SA	3,494	145,642
Aristocrat Leisure, Ltd.	10,931	225,999
Barratt Developments PLC	19,291	153,569
Bayerische Motoren Werke AG	6,298	443,545
Best Buy Co., Inc.	119,490	8,243,615
Burberry Group PLC	7,826	209,045
Capri Holdings, Ltd. (b)	143,305	4,751,994
Daimler AG	17,296	859,904
Dollar General Corp.	4,997	794,223
eBay, Inc.	15,840	617,443
EssilorLuxottica SA	5,392	777,414
Gap Inc., The (a)	4,342	75,377
H&R Block, Inc. (a)	3,934	92,921
Hasbro, Inc.	2,351	279,040
Hennes & Mauritz AB, Class B	59,114	1,145,887
Hermes International	603	416,479
Hilton Worldwide Holdings, Inc.	5,330	496,276
Husqvarna AB, Class B	7,944	60,413
InterContinental Hotels Group PLC	3,290	205,314
Kering SA	7,862	4,006,356
Kingfisher PLC	40,134	101,996
Kohl's Corp.	3,198	158,813
lululemon athletica, Inc. (b)	41,930	8,072,783
Macy's, Inc. (a)	130,838	2,033,223
Marks & Spencer Group PLC	37,089	84,005

Marriott International, Inc., Class A	5,425	674,707
Merlin Entertainments PLC	13,635	75,868
Michelin	3,250	361,865
Minth Group, Ltd.	138,000	467,740
Moncler SpA	3,438	122,542
Next PLC	2,578	195,968
Nokian Renkaat OYJ	2,364	66,633
Nordstrom, Inc. (a)	2,121	71,414
PVH Corp.	1,507	132,963
Ralph Lauren Corp.	1,028	98,143
Renault SA	3,656	209,829
Sodexo SA	5,451	611,956
Starbucks Corp.	23,135	2,045,597
Tabcorp Holdings, Ltd.	39,220	128,377
Tapestry, Inc.	5,555	144,708
Target Corp.	9,753	1,042,693
Taylor Wimpey PLC	62,375	123,810
Tiffany & Co. (a)	2,163	200,359
TJX Cos., Inc., The	23,086	1,286,814
TUI AG	8,387	97,406
Ulta Beauty, Inc. (b)	34,949	8,759,967
Vail Resorts, Inc.	788	179,317
Valeo SA	4,570	148,100
Wesfarmers, Ltd.	21,566	579,431
Whitbread PLC	2,543	134,217
		52,411,700

CONSUMER STAPLES: 13.3%
a2 Milk Co., Ltd. (b)	14,040	116,653
Campbell Soup Co. (a)	3,157	148,126
Carrefour SA	11,259	196,945
Clorox Co., The	2,492	378,460
Coca-Cola Amatil, Ltd.	9,639	69,362
Coca-Cola Co., The	77,128	4,198,848
Colgate-Palmolive Co.	15,529	1,141,537
Danone SA	11,744	1,034,431
Diageo PLC	45,186	1,845,861
Empire Co., Ltd., Class A	3,368	91,188
Essity AB, Class B	11,537	336,631
Estee Lauder Cos, Inc., The, Class A	43,067	8,568,179
General Mills, Inc.	11,448	631,014
George Weston, Ltd.	1,469	123,587
Heineken Holding NV	2,192	218,081
Heineken NV	4,930	532,500
Henkel AG & Co. KGaA	1,977	180,986
Hershey Co.,The	40,036	6,205,179
ICA Gruppen AB	1,723	79,574
Ingredion, Inc.	1,344	109,859
J.M. Smucker Co., The	37,514	4,127,290
Kellogg Co.	82,264	5,293,688
Kimberly-Clark Corp.	6,565	932,558
Kroger Co., The	15,422	397,579
Loblaw Cos, Ltd.	3,576	203,680
L'Oreal SA	4,808	1,344,648
McCormick & Co., Inc.	2,385	372,776
Metro, Inc.	4,879	214,811
Mowi ASA	8,343	192,700
PepsiCo, Inc.	26,729	3,664,546
Procter & Gamble Co., The	47,761	5,940,513
Remy Cointreau SA	430	57,081

Saputo, Inc.	4,539	139,509
Tesco PLC	186,268	550,696
Tyson Foods, Inc., Class A	5,690	490,137
Unilever NV	27,798	1,669,198
Unilever PLC	21,109	1,268,692
Walgreens Boots Alliance, Inc.	14,815	819,418
Woolworths Group, Ltd.	24,271	610,746
		54,497,267

ENERGY: 2.1%
Aker BP ASA	2,112	56,276
Caltex Australia, Ltd.	4,750	84,401
Cameco Corp.	7,572	71,899
ConocoPhillips	21,591	1,230,255
Encana Corp.	26,819	122,875
Equinor ASA	19,050	360,848
Imperial Oil, Ltd.	5,234	136,297
John Wood Group PLC	13,056	60,868
Lundin Petroleum AB	3,561	106,754
Neste OYJ	8,047	266,232
Occidental Petroleum Corp.	17,107	760,748
Phillips 66	8,689	889,754
TC Energy Corp.	17,670	914,943
TOTAL SA	45,477	2,367,840
Valero Energy Corp.	8,032	684,648
Woodside Petroleum, Ltd.	18,077	394,930
		8,509,568

FINANCIALS: 19.8%
Admiral Group PLC	3,597	93,538
Aegon NV	35,096	145,758
AIB Group PLC	15,641	46,399
Allianz SE	8,074	1,879,400
Allstate Corp., The	6,394	694,900
Ally Financial, Inc.	7,621	252,712
American International Group, Inc.	16,631	926,347
AMP, Ltd.	63,767	78,647
Aon PLC	4,595	889,454
Assicurazioni Generali SpA	20,898	404,997
Assurant, Inc.	1,188	149,474
ASX, Ltd.	3,683	201,826
Australia & New Zealand Banking Group, Ltd	53,886	1,035,132
Aviva PLC	74,493	365,700
AXA SA	36,884	941,788
Banco Santander SA	308,813	1,256,504
Bank Leumi Le-Israel BM	28,402	202,217
Bank of America Corp.	256,453	7,480,733
Bank of Montreal	12,152	895,039
Bank of Nova Scotia, The	23,324	1,324,777
Bank of Queensland, Ltd.	7,718	51,688
Bankinter SA	12,822	80,911
Bendigo & Adelaide Bank, Ltd.	9,611	74,572
Canadian Imperial Bank of Commerce	8,473	699,086
CIT Group, Inc.	1,911	86,587
Citizens Financial Group, Inc.	8,735	308,957
CNP Assurances	289,206	5,588,792
Comerica, Inc.	2,946	194,407
Commerzbank AG	19,055	110,307
Commonwealth Bank of Australia	34,826	1,899,737
Danske Bank A/S	12,299	171,108
Deutsche Boerse AG	3,614	563,636
Discover Financial Services	6,160	499,514
DNB ASA	71,534	1,261,000
E*TRADE Financial Corp.	4,749	207,484

Eurazeo SA	765	56,892
EXOR NV	2,064	138,232
First Republic Bank	3,214	310,794
Gjensidige Forsikring ASA	3,804	75,442
Groupe Bruxelles Lambert SA	1,535	147,342
Hang Seng Bank, Ltd.	14,600	314,595
Hartford Financial Services Group, Inc., The	6,880	416,997
Huntington Bancshares, Inc.	19,940	284,544
iA Financial Corp., Inc.	2,084	94,837
Industrivarden AB, Class C	3,178	69,522
Insurance Australia Group, Ltd.	44,943	239,814
Intact Financial Corp.	7,678	772,755
Investor AB, Class B	8,665	423,175
KeyCorp.	19,253	343,474
Legal & General Group PLC	115,382	352,183
Lincoln National Corp.	3,858	232,715
Macquarie Group, Ltd.	6,151	545,238
Manulife Financial Corp.	37,831	693,885
Medibank Pvt, Ltd.	52,379	120,289
Mizrahi Tefahot Bank, Ltd.	2,676	66,494
MSCI, Inc.	1,663	362,118
Muenchener Rueckversicherungs AG	2,745	709,027
National Australia Bank, Ltd.	53,472	1,072,125
National Bank of Canada	6,392	318,044
Natixis SA	17,991	74,540
Nordea Bank Apb	61,694	437,621
PNC Financial Services Group, Inc., The	8,636	1,210,422
Poste Italiane SpA	9,937	112,955
Principal Financial Group, Inc.	141,870	8,106,451
Progressive Corp., The	11,111	858,325
Reinsurance Group of America, Inc.	1,243	198,731
Royal Bank of Canada	27,389	2,221,758
Royal Bank of Scotland Group PLC	91,987	234,464
S&P Global, Inc.	4,684	1,147,486
Schroders PLC	2,365	89,394
Skandinaviska Enskilda Banken AB, Class A	30,955	284,436
Societe Generale SA	14,599	399,898
Standard Chartered PLC	53,104	445,751
State Street Corp.	7,175	424,688
Sun Life Financial, Inc.	11,297	505,140
Suncorp Group, Ltd.	294,313	2,711,526
Svenska Handelsbanken AB, Class A	341,060	3,190,644
Swedbank AB, Class A	261,658	3,768,318
Synchrony Financial	11,870	404,648
TD Ameritrade Holding Corp.	5,307	247,837
Toronto-Dominion Bank, The	34,814	2,029,952
Travelers Cos., Inc., The	5,032	748,208
U.S. Bancorp	28,791	1,593,294
UBS Group AG (b)	73,397	833,382
Unum Group	4,091	121,585
Voya Financial, Inc.	146,115	7,954,501
Wendel SA	516	71,106
Willis Towers Watson PLC	2,522	486,670
Zurich Insurance Group AG	2,879	1,102,679
		81,240,071

HEALTH CARE: 8.2%
Abbott Laboratories	33,611	2,812,232
Alkermes PLC (b)	2,999	58,510
Anthem, Inc.	4,935	1,184,894
AstraZeneca PLC	24,950	2,227,761
Becton Dickinson & Co.	5,192	1,313,368

Biogen, Inc. (b)	3,758	874,938
Cardinal Health, Inc.	25,470	1,201,929
CSL, Ltd.	8,618	1,362,608
CVS Health Corp.	24,721	1,559,153
DaVita, Inc. (b)	2,024	115,510
Eli Lilly & Co.	16,666	1,863,759
Genmab A/S (b)	1,236	251,135
GlaxoSmithKline PLC	94,866	2,033,414
Hologic, Inc. (b)	5,167	260,882
IDEXX Laboratories, Inc. (b)	1,735	471,799
Ipsen SA	718	68,114
Johnson & Johnson	50,551	6,540,288
Koninklijke Philips NV	17,616	814,019
McKesson Corp.	3,718	508,102
Medtronic PLC	25,597	2,780,346
Orion OYJ, Class B	1,988	74,079
Quest Diagnostics, Inc.	2,575	275,602
Recordati SpA	1,989	85,306
Ryman Healthcare, Ltd.	7,608	63,231
Sanofi	21,399	1,982,248
Smith & Nephew PLC	16,637	400,650
Stryker Corp.	6,496	1,405,085
UCB SA	2,405	174,488
United Therapeutics Corp. (b)	769	61,328
Varian Medical Systems, Inc. (b)	1,796	213,886
Vertex Pharmaceuticals, Inc. (b)	4,930	835,241
		33,873,905

INDUSTRIALS: 5.9%
Aeroports de Paris	565	100,497
Alfa Laval AB	5,984	118,029
Allegion PLC	1,841	190,820
Alstom SA	2,987	123,731
Atlas Copco AB, Class A	12,772	393,290
Atlas Copco AB, Class B	7,422	200,981
Auckland International Airport, Ltd.	18,431	105,682
Aurizon Holdings, Ltd.	37,852	150,891
Brambles, Ltd.	30,331	233,579
Bureau Veritas SA	5,465	131,541
Cie de Saint-Gobain	9,357	366,726
Cummins, Inc.	2,846	462,959
Deutsche Lufthansa AG	4,519	71,740
Deutsche Post AG	18,815	627,014
easyJet PLC	3,023	42,666
Epiroc AB, Class A	12,575	136,189
Epiroc AB, Class B	7,499	77,387
Finning International, Inc.	2,600	45,510
Fraport AG Frankfurt Airport Services Worldwide	792	67,126
GEA Group AG	2,918	78,721
Getlink SE	8,369	125,667
Ingersoll-Rand PLC	4,640	571,694
Intertek Group PLC	3,070	206,649
KION Group AG	1,276	67,104
Kone OYJ, Class B	6,465	367,926
Legrand SA	44,452	3,171,067
ManpowerGroup, Inc.	1,161	97,803
MTR Corp., Ltd.	29,488	165,373
Randstad NV	2,267	111,301
Royal Mail PLC	14,918	38,734
Sandvik AB	21,472	334,275

Schneider Electric SE	10,462	914,819
Securitas AB, Class B	5,956	91,204
SEEK, Ltd.	6,345	92,037
Siemens AG	14,550	1,557,506
Skanska AB, Class B	6,470	130,986
Societe BIC SA	482	32,357
Southwest Airlines Co.	2,590	139,886
Stanley Black & Decker, Inc.	2,916	421,100
Sydney Airport	21,035	114,140
Transurban Group	50,884	505,149
United Parcel Service, Inc., Class B	13,311	1,594,924
Volvo AB, Class B	88,212	1,237,889
Weir Group PLC, The	4,938	86,502
Wolters Kluwer NV	112,555	8,212,576
WSP Global, Inc.	2,081	121,623
		24,235,370

INFORMATION TECHNOLOGY: 14.9%
Accenture PLC, Class A	12,204	2,347,439
Autodesk, Inc. (b)	34,391	5,079,551
Capgemini SE	3,023	355,962
CDW Corp.	2,783	342,977
Cisco Systems, Inc.	81,459	4,024,889
Dassault Systemes SA	2,501	356,283
Ericsson, Class B	58,436	466,689
Hewlett Packard Enterprise Co.	25,555	387,669
Hexagon AB, Class B	4,953	238,586
HP, Inc.	28,650	542,058
IBM	16,896	2,457,016
Ingenico Group SA	1,141	111,208
Intuit, Inc.	31,793	8,455,030
Leidos Holdings, Inc.	2,684	230,502
Micro Focus International PLC	6,542	91,929
Microsoft Corp.	125,386	17,432,417
Nokia OYJ	107,194	541,362
salesforce.com, Inc. (b)	15,910	2,361,680
Square, Inc. (a)(b)	6,489	401,994
Texas Instruments, Inc.	70,344	9,091,260
Visa, Inc., Class A	33,142	5,700,755
Wirecard AG	2,234	357,528
		61,374,784

MATERIALS: 3.3%
Air Liquide SA	8,171	1,162,897
Akzo Nobel NV	4,332	385,993
Arkema SA	1,310	122,127
Avery Dennison Corp.	1,667	189,321
BlueScope Steel, Ltd.	9,935	80,696
Boliden AB	5,203	119,495
Boral, Ltd.	22,297	72,769
Chr. Hansen Holding A/S	2,007	170,020
Clariant AG (b)	3,803	74,073
Ecolab, Inc.	4,993	988,814
Evonik Industries AG	3,547	87,562
Fortescue Metals Group, Ltd.	26,353	156,859
Incitec Pivot, Ltd.	30,540	69,939
International Flavors & Fragrances, Inc. (a)	2,010	246,607
Johnson Matthey PLC	3,681	138,262

Kinross Gold Corp. (b)	23,833	109,734
Koninklijke DSM NV	58,447	7,035,954
Methanex Corp.	1,271	45,099
Newmont Mining Corp.	27,109	1,027,973
Norsk Hydro ASA	25,580	90,072
Novozymes A/S, Class B	4,062	170,852
Orica, Ltd.	7,227	110,054
Solvay SA	1,410	145,973
Stora Enso OYJ, Class R	11,065	133,158
UPM-Kymmene OYJ	10,152	299,775
Yara International ASA	3,378	145,642
		13,379,720

REAL ESTATE: 1.3%
Ascendas Real Estate Investment Trust, REIT	47,400	107,049
Azrieli Group, Ltd.	808	63,673
British Land Co. PLC, The, REIT	17,108	123,071
Camden Property Trust, REIT	1,912	212,251
CapitaLand Commercial Trust, REIT	50,000	74,919
CK Asset Holdings, Ltd.	49,500	335,367
Covivio, REIT	871	92,187
Dexus, REIT	20,762	167,233
Federal Realty Investment Trust, REIT	1,457	198,356
First Capital Realty, Inc.	3,340	55,639
Gecina SA, REIT	871	136,854
GPT Group, The, REIT	36,835	153,175
Host Hotels & Resorts, Inc., REIT	14,188	245,311
ICADE, REIT	569	50,886
Iron Mountain, Inc., REIT (a)	5,550	179,765
Jones Lang LaSalle, Inc.	994	138,226
Klepierre SA, REIT	3,801	129,084
Land Securities Group PLC, REIT	13,398	141,108
Link, REIT	40,500	446,750
Mirvac Group, REIT	74,387	153,674
Realty Income Corp., REIT	6,116	468,975
Scentre Group, REIT	101,128	268,298
Stockland, REIT	45,349	139,298
Suntec Real Estate Investment Trust, REIT	37,300	51,314
Swire Properties, Ltd.	22,400	70,300
UDR, Inc., REIT	5,397	261,647
Vicinity Centres, REIT	60,976	105,792
Vonovia SE	9,660	490,101
Weyerhaeuser Co., REIT	14,192	393,118
		5,453,421

UTILITIES: 8.4%
AGL Energy, Ltd.	12,853	166,279
Alliant Energy Corp.	4,525	244,033
American Electric Power Co., Inc.	9,437	884,153
American Water Works Co., Inc.	66,425	8,251,977
APA Group	22,441	173,803
Atco, Ltd., Class I	1,495	54,706
Canadian Utilities, Ltd., Class A	49,741	1,466,118
CMS Energy Corp.	5,492	351,213
Consolidated Edison, Inc.	6,261	591,477
Dominion Energy, Inc.	15,327	1,242,100
Edison International	6,758	509,688
Emera, Inc.	4,585	201,278
Engie SA	34,739	567,016
Entergy Corp.	3,663	429,890
Evergy, Inc.	4,646	309,238
Fortis, Inc./Canada	193,339	8,173,693
Fortum OYJ	8,448	199,679
Hydro One, Ltd.	6,242	115,384

Innogy SE	2,642	128,577
National Grid PLC	64,892	702,605
Orsted A/S	3,598	334,465
Red Electrica Corp. SA	8,233	166,765
Sempra Energy	58,836	8,684,782
Severn Trent PLC	4,517	120,230
Snam SpA	38,742	195,695
Suez	6,500	102,158
United Utilities Group PLC	12,970	131,652
		34,498,654

TOTAL COMMON STOCKS		393,699,500
(Cost $354,479,313)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (c)
Bayerische Motoren Werke AG	1,068	59,330

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	3,389	335,338

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	1,322	49,580

TOTAL PREFERRED STOCKS		444,248
(Cost $526,253)

EXCHANGE-TRADED FUNDS: 3.8%
iShares Core MSCI EAFE ETF	98,289	6,002,509
iShares Core S&P 500 ETF	32,812	9,795,038
(Cost $15,492,688)		15,797,547

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 1.880% (d)(e)	2,106,143	2,106,143
(Cost $2,106,143)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.970% (d)(e)	23,726	23,726
(Cost $23,726)

TOTAL INVESTMENTS: 102.3%		412,071,164
(Cost $372,628,123)

PAYABLE UPON RETURN OF SECURITIES LOANED: -2.0%		(23,726)

Other assets and liabilities - (net): -0.3%		(1,078,524)

Net Assets: 100.0%		$410,968,914

(a)	Security or partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $1,687,603.
(b)	Non-income producing security.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(e)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Australia	$14,664,886	3.6%
Belgium	595,417	0.1%
Canada	27,256,534	6.6%
Denmark	1,097,581	0.3%
Finland	2,088,350	0.5%
France	30,237,631	7.3%
Germany	9,884,079	2.4%
Hong Kong	1,800,124	0.4%
Ireland	46,399	0.0%*
Israel	332,385	0.1%
Italy	1,059,726	0.3%
Netherlands	19,125,380	4.6%
New Zealand	382,027	0.1%
Norway	2,462,754	0.6%
Singapore	628,246	0.2%
Spain	1,504,180	0.4%
Sweden	13,822,048	3.4%
Switzerland	2,010,135	0.5%
United Kingdom	14,296,976	3.5%
United States	250,848,890	61.1%
Exchange-Traded Funds	15,797,547	3.8%
Money Market	2,106,143	0.5%
Other assets and liabilities (net)	(1,078,524)	-0.3%
TOTAL	410,968,914	100.0%

*	Rounds to less than 0.05%.